Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 12, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 25, 2021
Schwab® Target 2010 Fund | Schwab Target 2010 Fund
Prospectus:
Trading Symbol	SWBRX
Schwab® Target 2015 Fund | Schwab Target 2015 Fund
Prospectus:
Trading Symbol	SWGRX
Schwab® Target 2020 Fund | Schwab Target 2020 Fund
Prospectus:
Trading Symbol	SWCRX
Schwab® Target 2025 Fund | Schwab Target 2025 Fund
Prospectus:
Trading Symbol	SWHRX
Schwab® Target 2030 Fund | Schwab Target 2030 Fund
Prospectus:
Trading Symbol	SWDRX
Schwab® Target 2035 Fund | Schwab Target 2035 Fund
Prospectus:
Trading Symbol	SWIRX
Schwab® Target 2040 Fund | Schwab Target 2040 Fund
Prospectus:
Trading Symbol	SWERX
Schwab® Target 2045 Fund | Schwab Target 2045 Fund
Prospectus:
Trading Symbol	SWMRX
Schwab® Target 2050 Fund | Schwab Target 2050 Fund
Prospectus:
Trading Symbol	SWNRX
Schwab® Target 2055 Fund | Schwab Target 2055 Fund
Prospectus:
Trading Symbol	SWORX
Schwab® Target 2060 Fund | Schwab Target 2060 Fund
Prospectus:
Trading Symbol	SWPRX
Schwab® Target 2065 Fund | Schwab Target 2065 Fund
Prospectus:
Trading Symbol	SWQRX